FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Corporate bonds book value	$ 1,350	$ 1,395
Book value, Financial loans		101
Book value, Bank overdrafts	31	59
Total Book value	$ 1,448	$ 1,613	$ 1,438
Class 17 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	$
Residual value	$ 5,980
Interest	Fixed
Rate	Badlar + 2
Expiration	May-24
Corporate bonds book value	$ 9
Class 15 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	$
Residual value	$ 18,264
Interest	Variable
Rate	Badlar + 0
Expiration	Jul-24
Corporate bonds book value	$ 29
Class 18 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 72
Interest	Fixed
Rate	5.00%
Expiration	Sep-25
Corporate bonds book value	$ 73
Class 16 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 56
Interest	Fixed
Rate	4.99%
Expiration	Nov-25
Corporate bonds book value	$ 56
Class 9 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 179	$ 102
Interest	Fixed	Fixed
Rate	9.50%	9.50%
Expiration	Dec-26	Dec-26
Corporate bonds book value	$ 184	$ 184
Class 1 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 597	$ 501
Interest	Fixed	Fixed
Rate	7.50%	7.50%
Expiration	Jan-27	Jan-27
Corporate bonds book value	$ 611	$ 616
Class 13 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 98	$ 49
Interest	Fixed	Fixed
Rate	0.00%	0.00%
Expiration	Dec-27	Dec-27
Corporate bonds book value	$ 96	$ 48
Class 3 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 293	$ 285
Interest	Fixed	Fixed
Rate	9.13%	9.13%
Expiration	Apr-29	Apr-29
Corporate bonds book value	$ 292	$ 292
Book value, Financial loans	13
Book Value, Other financial loans	$ 54
Financial Loans One [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 8	$ 15
Interest	Variable	Variable
Rate	SOFR 6M + 4,21	Libor + 4.21
Expiration	Nov-24	Nov-24
Book value, Financial loans	$ 8	$ 16
Financial Loans Two [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	GW
Currency	$	US$
Residual value	$ 3,000	$ 83
Interest	Variable	Variable
Rate	Between 80% and 110	Libor + 5.75
Expiration	Between Apr-24 and Jun-24	Sep-26
Book value, Financial loans	$ 5	$ 85
Otherfinancialoperations [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 22	$ 22
Interest	Variable	Variable
Rate	SOFR + 0,35	SOFR + 0.35%
Expiration	Jul-24	Jul-23
Book Value, Other financial loans	$ 23	$ 23
Otherfinancialoperations One [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 12	$ 8
Interest	Variable	Fixed
Rate	SOFR + 0	Between 9.50% and 14.50
Expiration	Agu-24	Between Jan-23 and May-23
Book Value, Other financial loans	$ 12	$ 8
Otherfinancialoperations Two [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 14	$ 27
Interest	Fixed	Variable
Rate	Between 13% and 16	SOFR + 0
Expiration	Between Jan-24 and Jun-24	Agu-24
Book Value, Other financial loans	$ 14	$ 27
Otherfinancialoperations Three [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	CNY
Residual value	$ 37
Interest	Fixed
Rate	Between 12% and 12.50
Expiration	Between Mar-24 and Nov-24
Book Value, Other financial loans	$ 5
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	$	$
Residual value	$ 23,140	$ 10,065
Interest	Fixed	Fixed
Rate	Between79.00% and 81,00%	Between 54% and 54.50
Expiration	Between Jan-24 and Apr-24	Jan-23
Book Value, Other financial loans		$ 58
Book value, Bank overdrafts	$ 31	$ 59
T Series C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Currency		US$
Residual value		$ 93
Interest		Fixed
Rate		7.38%
Expiration		Jul-23
Corporate bonds book value		$ 95
Class 8 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Currency		$
Residual value		$ 3,107
Interest		Variable
Rate		Badlar + 2
Expiration		Jul-23
Corporate bonds book value		$ 20
Class 11 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Currency		$
Residual value		$ 21,655
Interest		Variable
Rate		Badlar + 0
Expiration		Jan-24
Corporate bonds book value		$ 140